UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - USD ($) $ in Thousands	Total	General Partner [Member]	Limited Partner [Member]	Accumulated Other Comprehensive Loss [Member]
Beginning balance, value at Dec. 31, 2024	$ 3,106,628	$ 53,333	$ 3,053,295
Beginning balance, units at Dec. 31, 2024		622,296	29,694,433
Cash distribution paid ($0.05 per unit-see Note 13)	(1,511)	$ (31)	$ (1,480)
Acquisition of treasury units (see Note 9)	(10,000)		$ (10,000)
Acquisition of treasury units (see Note 9), units			(236,459)
Total other comprehensive income/ (loss)	(1,771)			$ (1,771)
Net income	41,727	876	$ 40,851
Ending balance, value at Mar. 31, 2025	3,135,073	$ 54,178	$ 3,082,666	(1,771)
Ending balance, units at Mar. 31, 2025		622,296	29,457,974
Beginning balance, value at Dec. 31, 2024	3,106,628	$ 53,333	$ 3,053,295
Beginning balance, units at Dec. 31, 2024		622,296	29,694,433
Total other comprehensive income/ (loss)	(2,314)
Net income	111,674
Ending balance, value at Jun. 30, 2025	3,189,984	$ 55,616	$ 3,136,682	(2,314)
Ending balance, units at Jun. 30, 2025		622,296	29,093,133
Beginning balance, value at Mar. 31, 2025	3,135,073	$ 54,178	$ 3,082,666	(1,771)
Beginning balance, units at Mar. 31, 2025		622,296	29,457,974
Cash distribution paid ($0.05 per unit-see Note 13)	(1,493)	$ (31)	$ (1,462)
Acquisition of treasury units (see Note 9)	(13,000)		$ (13,000)
Acquisition of treasury units (see Note 9), units			(364,841)
Total other comprehensive income/ (loss)	(543)			(543)
Net income	69,947	1,469	$ 68,478
Ending balance, value at Jun. 30, 2025	3,189,984	$ 55,616	$ 3,136,682	(2,314)
Ending balance, units at Jun. 30, 2025		622,296	29,093,133
Beginning balance, value at Dec. 31, 2025	3,340,746	$ 59,201	$ 3,283,806	(2,261)
Beginning balance, units at Dec. 31, 2025		622,296	28,665,121
Cash distribution paid ($0.05 per unit-see Note 13)	(1,461)	$ (31)	$ (1,430)
Acquisition of treasury units (see Note 9)	(10,239)		$ (10,239)
Acquisition of treasury units (see Note 9), units			(165,227)
Total other comprehensive income/ (loss)	725			725
Net income	106,344	2,233	$ 104,111
Ending balance, value at Mar. 31, 2026	3,436,115	$ 61,403	$ 3,376,248	(1,536)
Ending balance, units at Mar. 31, 2026		622,296	28,499,894
Beginning balance, value at Dec. 31, 2025	3,340,746	$ 59,201	$ 3,283,806	(2,261)
Beginning balance, units at Dec. 31, 2025		622,296	28,665,121
Total other comprehensive income/ (loss)	1,696
Net income	274,263
Ending balance, value at Jun. 30, 2026	3,593,501	$ 64,892	$ 3,529,174	(565)
Ending balance, units at Jun. 30, 2026		622,296	28,364,048
Beginning balance, value at Mar. 31, 2026	3,436,115	$ 61,403	$ 3,376,248	(1,536)
Beginning balance, units at Mar. 31, 2026		622,296	28,499,894
Cash distribution paid ($0.05 per unit-see Note 13)	(1,743)	$ (37)	$ (1,706)
Acquisition of treasury units (see Note 9)	(9,761)		$ (9,761)
Acquisition of treasury units (see Note 9), units			(135,846)
Total other comprehensive income/ (loss)	971			971
Net income	167,919	3,526	$ 164,393
Ending balance, value at Jun. 30, 2026	$ 3,593,501	$ 64,892	$ 3,529,174	$ (565)
Ending balance, units at Jun. 30, 2026		622,296	28,364,048